ACQUISITIONS AND DIVESTITURES (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of Components of Purchase Price
The components of the purchase price were as follows:

Amount

(U.S. Dollars in thousands)
Equity instruments	$576,186
Cash acquired	(108,973)
Net intercompany payable to Legacy Dole at acquisition	(6,900)
Net consideration	$460,313

Schedule of Assets and Liabilities Acquired
The purchase price was allocated to the assets and liabilities acquired in the Acquisition as follows:

Amount

Current assets, less inventory and cash acquired	$617,552
Inventory	256,979
Property, plant and equipment	1,262,914
Intangible assets	310,659
Other assets	423,855
Goodwill	273,274
Current liabilities, less current portion of debt	(664,464)
Debt	(1,392,343)
Other liabilities	(618,495)
469,931
Noncontrolling interests assumed	(9,618)
$460,313

Schedule of Pro Forma Revenue and Earnings
Following the acquisition date, the operating results of Legacy Dole have been included in the consolidated financial statements. For the period from the acquisition date through December 31, 2021, revenue attributable to Legacy Dole was $1.9 billion and net loss attributable to Legacy Dole was $80.6 million, inclusive of $35.2 million related to the amortization of the inventory step-up to recognize the biological transformation of pineapple and banana crops and $39.7 million related to the amortization of the fixed asset step-up of pineapple bearer plants.
The following table represents the pro forma revenue and earnings, including material and nonrecurring pro forma adjustments, of the combined company, assuming the Acquisition Date was January 1, 2020. The pro forma revenue presented below includes the revenue from the discontinued operations of Fresh Vegetables.

Business Acquisition, Pro Forma Information, Nonrecurring Adjustments

Year Ended December 31, 2021

(U.S. Dollars in thousands)
Revenue	$9,285,672
Net income attributable to Dole plc	151,651
Material and nonrecurring pro forma adjustments:
Elimination of intercompany revenue	$(72,389)
Removal of equity method earnings of Legacy Dole investment, net of tax	(24,396)

Disposal Groups, Including Discontinued Operations
The following tables present the results of the Fresh Vegetables division as reported in loss from discontinued operations, net of income taxes, in the consolidated statements of operations and the carrying value of assets and liabilities as presented within assets and liabilities held for sale in the consolidated balance sheets.

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021

	(U.S. Dollars in thousands)
Revenues, net	$1,143,239	$1,205,902	$510,663
Cost of sales	(1,102,761)	(1,211,071)	(505,528)
Gross profit (loss)	40,478	(5,169)	5,135
Selling, marketing, general and administrative expenses	(45,872)	(55,520)	(26,579)
Transaction costs	(11,491)	—	—
Gain (loss) on asset sales	50	(150)	20
Operating (loss) from discontinued operations	(16,835)	(60,839)	(21,424)
Other income, net	821	722	223
Net interest expense[1]	(6,284)	(4,879)	(1,905)
Loss from discontinued operations before income taxes	(22,298)	(64,996)	(23,106)
Income tax benefit	452	8,456	2,353
Less: Loss from discontinued operations attributable to noncontrolling interests	28	93	185
Loss from discontinued operations, net of income taxes	$(21,818)	$(56,447)	$(20,568)
[1] Net interest expense presented within discontinued operations is net of interest income and includes the allocated interest expense related to the portion of Term Loan A and Term Loan B required to be repaid if the closing of the Fresh Express Transaction had occurred. See Note 14 “Debt” for further detail.

	December 31, 2023	December 31, 2022

ASSETS	(U.S. Dollars in thousands)
Cash and cash equivalents	$1,425	$—
Current receivables, net[1]	15,633	13,474
Inventories, net	35,266	42,728
Prepaid expenses and other current assets	5,724	6,050
Property, plant and equipment, net	230,292	227,183
Operating lease right-of-use assets	107,390	99,139
Other noncurrent assets	18,727	17,506
Total Fresh Vegetables assets held for sale	414,457	406,080
Fresh Vegetables current assets held for sale	414,457	62,252
Fresh Vegetables non-current assets held for sale	—	343,828
Total Fresh Vegetables assets held for sale	$414,457	$406,080
LIABILITIES
Accounts payable	$69,998	$88,995
Accrued and other current liabilities	82,019	85,664
Operating lease liabilities	87,477	98,145
Deferred income tax liabilities	34,005	24,973
Other long-term liabilities	17,843	17,858
Total Fresh Vegetables liabilities held for sale	291,342	315,635
Fresh Vegetables current liabilities held for sale	291,342	199,255
Fresh Vegetables non-current liabilities held for sale	—	116,380
Total Fresh Vegetables liabilities held for sale	$291,342	$315,635
[1]Fresh Vegetables currently sells its trade receivables under the facility with recourse provisions described in Note 8 “Receivables and Allowances for Credit Losses.” Upon exiting the Fresh Vegetables business, Fresh Vegetables’ position under the facility will be settled.